Other Financial Assets And Liabilities	12 Months Ended
Dec. 31, 2023
Financial Instruments [Abstract]
Other Financial Assets And Liabilities	Other Financial Assets And Liabilities
The following foreign currency forward contracts are outstanding at December 31, 2023 and 2022 (in millions, except average foreign currency/US$):

	Fair Value of Derivative Instruments
Derivative Instruments	Other Current Financial Assets	Other Non-current Financial Assets	Other Current Financial Liabilities	Other Non-current Financial Liabilities	Notional Amount	Average Foreign Currency/ US$	Average Strike Price	Maturity
Outstanding as of December 31, 2022:
Forward contracts:
Euro forward contracts (receive euros/pay US$)	$46	$3	$(32)	$—	$1,203	0.94	—	2023 - 2024
Singapore dollar forward contracts (receive Singapore$/pay US$)	15	—	(1)	—	496	1.37	—	2023
Japanese yen forward contracts (receive Japanese yen/pay US$)	18	—	(20)	—	236	127.22	—	2023 - 2024
	79	3	(53)	—	1,935
Interest rate swaps	—	42	—	—	795	—	0.382% - 1.731%	2023 - 2026
Cross currency interest rate swaps (receive euros/pay US$)	—	2	—	(3)	535	0.89	3.834% - 4.182%	2024 - 2026
Cross currency swaps (receive Singapore $/pay US$)	—	51	—	—	796	1.37	1.830% - 1.941%	2028
Commodity swaps	—	—	(8)	(2)	47	—	512.56	2023
Total	$79	$98	$(61)	$(5)	$4,108

Outstanding as of December 31, 2023:
Forward contracts:
Euro forward contracts (receive euros/pay US$)	$14	$—	$(4)	$—	$845	0.91	—	2024 - 2025
Singapore dollar forward contracts (receive Singapore$/pay US$)	8	—	(1)	—	483	1.33	—	2024 - 2025
Japanese yen forward contracts (receive Japanese yen/pay US$)	6	1	(7)	—	116	140.20	—	2024 - 2025
	28	1	(12)	—	1,444
Interest rate swaps	17	5	—	—	653	—	0.442% - 1.761%	2024 - 2026
Cross currency interest rate swaps (receive euros/pay US$)	5	1	(3)	—	519	0.89	3.834% - 4.182%	2024 - 2026
Cross currency swaps (receive Singapore $/pay US$)	—	73	—	—	1,127	1.37	1.83% - 1.941%	2028
Commodity swaps	2	—	(27)	(14)	237	0.91	73.59	2024 - 2025
Total	$52	$80	$(42)	$(14)	$3,980
The following table presents the fair values and locations of these derivative instruments recorded in the consolidated statements of financial position:

	Fair Value of Derivative Instruments
Derivative Instruments	Other Current Financial Assets	Other Non-current Financial Assets	Other Current Financial Liabilities	Other Non-current Financial Liabilities
Outstanding as of December 31, 2022:
Derivatives designated as hedging instruments
Foreign currency forwards	$69	$3	$(52)	$—
Interest rate swaps	—	42	—	—
Cross currency swaps and cross currency interest rate swaps	—	53	—	(3)
Commodity swaps	—	—	(8)	(2)
Derivatives not designated as hedging instruments
Foreign currency forwards	10	—	(1)	—
Total	$79	$98	$(61)	$(5)

Outstanding as of December 31, 2023:
Derivatives designated as hedging instruments
Foreign currency forwards	$24	$—	$(9)	$—
Interest rate swaps	17	5	—	—
Cross currency swaps and cross currency interest rate swaps	5	74	(3)	—
Commodity swaps	2	—	(22)	(11)
Derivatives not designated as hedging instruments
Foreign currency forwards	4	1	(3)	—
Commodity swaps	—	—	(5)	(3)
Total	$52	$80	$(42)	$(14)
The following table presents the effect of derivatives designated as hedging instruments on the consolidated statements of operations and comprehensive income (loss) (net of tax):
As of December 31, 2023 and 2022, the estimated amount of loss from cash flow hedges currently retained in consolidated statements of comprehensive income (loss) expected to be reclassified into the consolidated statements of operations within the next 12 months is approximately $15 million and $17 million, respectively.

(in millions)	Amount of Gains (Losses) Recognized in Accumulated OCI on Derivatives (effective Portion)	Amount of Gains (Losses) Reclassified from Accumulated OCI to cost of Property, Plant and Equipment	Location of Gains (Losses) Reclassified from Accumulated OCI into Income	Amounts of Gains (Losses) Reclassified from Accumulated OCI into Income (Effective Portion)	Amount of Gain (Losses) Reclassified into Income (Missed Forecast)	Location of Gains (Losses) Recognized into Income (Ineffective Portion)	Amount of Gain (Losses) Recognized into Income (Ineffective Portion)
Year ended December 31, 2022
Derivatives designated as hedging instruments— Forward currency forward contracts	$(105)	$(93)	Cost of revenue and operating expenses	$(76)	—	Other income (expense)	$(5)
Derivatives designated as hedging instruments— Interest rate swaps	55	—	Finance expense	6	—	Other income (expense)	—
Derivatives designated as hedging instruments— Cross currency swaps and cross currency interest rate swaps	72	—	Cost of revenue and operating expenses	—	—	Other income (expense)	4
Derivatives designated as hedging instruments – Commodity swaps	(5)	—	Cost of revenue and operating expenses	26	—	Other income (expense)	(8)

Year ended December 31, 2023
Derivatives designated as hedging instruments— Forward currency forward contracts	$17	$(17)	Cost of revenue and operating expenses	$34	—	Other income (expense)	—
Derivatives designated as hedging instruments— Interest rate swaps	8	—	Finance expense	28	—	Other income (expense)	—
Derivatives designated as hedging instruments— Cross currency swaps and cross currency interest rate swaps	31	—	Finance expense	6	—	Other income (expense)	(4)
			Other income (expense)	31	—
Derivatives designated as hedging instruments – Commodity swaps	(32)	—	Cost of revenue and operating expenses	(4)		Other income (expense)	—
			Other income (expense)	—	(13)
The following table presents the effect of derivatives not designated as hedging instruments on the consolidated statements of operations:

(in millions)	Location of Gains (Losses) Recognized in Income on Derivative	Amount of Gains (Losses) Recognized in Income on Derivative
Year ended December 31, 2021
Derivatives not designed as hedging instruments—foreign currency forwards contracts	Selling, general and administrative expenses	$(17)

Year ended December 31, 2022
Derivatives not designed as hedging instruments—foreign currency forwards contracts	Other income (expense)	$(22)
Total gain/(loss)		$(22)

Year ended December 31, 2023
Derivatives not designed as hedging instruments—foreign currency forwards contracts	Other income (expense)	$(16)
Derivatives not designed as hedging instruments—commodity swaps	Other income (expense)	(8)
Total gain/(loss)		$(24)